Trade Accounts Receivable, Unbilled Services (Contract Assets) and Payments on Account (Contract Liabilities) (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of Contracts with Customers, Asset and Liabilities
Trade accounts receivables and unbilled revenue are as follows:

	December 31, 2018	December 31, 2017
	(in thousands)

Billed services (accounts receivable)	$423,680	$388,431
Unbilled services (unbilled revenue)	362,926	268,509
Trade accounts receivable and unbilled revenue	786,606	656,940
Allowance for doubtful accounts (note 18)	(8,889)	(8,930)

Trade accounts receivable and unbilled revenue, net	$777,717	$648,010

Unbilled services and payments on account (contract assets and liabilities) were as follows:

(in thousands, except percentages)	December 31, 2018	December 31, 2017	$ Change	% Change

Unbilled services (unbilled revenue)	$362,926	$268,509	$94,417	35.2%
Unearned revenue (payments on account)	(274,468)	(298,992)	24,524	(8.2)%

Net balance	$88,458	$(30,483)	$118,941	390.2%